Schedule of cash and cash equivalents (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Cash And Cash Equivalents
Cash at banks		$ 8,577,947		$ 65,195
Cash on hand				989
Cash and cash equivalents	$ 8,396,552	$ 8,577,947	$ 24,312	$ 66,184	$ 197,709	$ 216,752